Financial and capital risk management (Details 4) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow inflow	$ 567	$ (83)	$ (197)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	107	(83)
Derivatives settlement cash outflow inflow	1
Value at risk	$ 20
Receivable | R$				R$ 5,162	R$ 6,356
Average receivable rate	100.00%			100.00%
Payable	$ 1,196	1,475
Average payable rate	2.00%			2.00%
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 23
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	84
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(28)	(50)
Derivatives settlement cash outflow inflow	(2)
Value at risk	$ 3
Receivable		814		R$ 694
Average receivable rate	1.06%			1.06%
Payable	$ 173	204
Average payable rate	3.46%			3.46%
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (3)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(25)
C D I And T J L P [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	79	(133)
Derivatives settlement cash outflow inflow	(1)
Value at risk	23
C D I And T J L P [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	20
C D I And T J L P [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	59
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(41)	$ (63)
Derivatives settlement cash outflow inflow	1
Value at risk	4
Receivable | R$				R$ 1,078	R$ 1,294
Average receivable rate		4.54%			4.54%
Payable	$ 267	$ 320
Average payable rate	3.88%			3.88%
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (5)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(36)
I P C A [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(41)	(63)
Derivatives settlement cash outflow inflow	1
Value at risk	4
I P C A [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(5)
I P C A [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(36)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	600	$ 318
Derivatives settlement cash outflow inflow	340
Value at risk	40
Receivable | R$				R$ 12,660	R$ 20,854
Average receivable rate		7.36%			7.36%
Payable	$ 2,431	$ 3,948
Average payable rate	0.00%			0.00%
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 333
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	267
Forward contract [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	50	82
Derivatives settlement cash outflow inflow	114
Value at risk	3
Receivable | R$					R$ 4,342
Payable	$ 1,209
Average payable rate	5.19%			5.19%
Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 39
Forward contract [member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	11
Brazilian Fixed Rate Versus U S Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	650	$ 400
Derivatives settlement cash outflow inflow	454
Value at risk	43
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	372
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 278